Intangible Assets and Contract Liabilities - Summary of Estimated Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Estimated future amortization of intangible assets
2019	$ 606
2020	606
2021	605
2022	74
Total	$ 1,891	$ 2,497